Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host and layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party consultants or collaborators, a solid incident response framework and regular cybersecurity training sessions for our employees. Our IT and legal department is actively engaged in continuous monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company. In addition, on the management level, we have established a cybersecurity disclosure committee and designated specific personnel to oversee and manage cybersecurity related matters and formulate policies as necessary. Pursuant to the internal controls and procedures in connection with cybersecurity, our cybersecurity disclosure committee reports to our board of directors from time to time regarding its assessment, identification, and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our cybersecurity disclosure committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity disclosure committee will promptly report the investigation and assessment results to our board of directors and our board of directors will decide on the response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity disclosure committee will promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Role of Management [Text Block]	on the management level, we have established a cybersecurity disclosure committee and designated specific personnel to oversee and manage cybersecurity related matters and formulate policies as necessary.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Pursuant to the internal controls and procedures in connection with cybersecurity, our cybersecurity disclosure committee reports to our board of directors from time to time regarding its assessment, identification, and management on material risks from cybersecurity threats happened in the ordinary course of our business operations.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity disclosure committee
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	our cybersecurity disclosure committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity disclosure committee will promptly report the investigation and assessment results to our board of directors and our board of directors will decide on the response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true